ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 228,276	$ 336,528	$ 817,921	$ 354,760
Restricted cash, current	223,002	211,084
Short-term investments	55,801	42,929
Accounts receivable (net of allowance of US$19,013 and US$ 13,691 as of December 31, 2016 and 2017, respectively)	66,884	93,672
Funds receivable (net of allowance of US$2,322 and nil as of December 31, 2016 and 2017, respectively)	6,264	20,483
Commitment deposits (net of allowance of nil and US$206 as of December 31, 2016 and 2017, respectively)	5,876	6,527
Prepayments and other current assets	32,704	39,824
Total current assets	748,412	793,210
Non-current assets:
Property and equipment, net	622,145	319,897
Long-term investments	470,964	231,880
Deferred tax assets, non-current	7,602	4,915
Deposit for non-current assets	58,722	240,712
Other non-current assets	2,026	7,391
Land use right	35,728	0
Total non-current assets	1,251,843	821,603
Total assets	2,000,255	1,614,813
Current liabilities:
Short-term loans	236,985	212,734
Deferred revenue	168,884	129,765
Accrued expenses and other liabilities	158,799	318,539
Customer’s refundable fees	7,070	28,630
Income tax payable	4,374	6,022
Total current liabilities	581,812	695,690
Non-current liabilities:
Long-term loans	466,794
Other non-current liabilities	146,053	416
Total non-current liabilities	678,168	431,298
Total liabilities	1,259,980	1,126,988
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Current assets:
Cash and cash equivalents	50,948	18,352
Restricted cash, current	223,002	209,642
Short-term investments	19,838	2,595
Accounts receivable (net of allowance of US$19,013 and US$ 13,691 as of December 31, 2016 and 2017, respectively)	22,119	74,624
Funds receivable (net of allowance of US$2,322 and nil as of December 31, 2016 and 2017, respectively)	2,824	886
Commitment deposits (net of allowance of nil and US$206 as of December 31, 2016 and 2017, respectively)	5,876	6,527
Prepayments and other current assets	16,856	16,290
Total current assets	341,463	328,916
Non-current assets:
Property and equipment, net	275,601	34,452
Long-term investments	433,894	216,913
Deferred tax assets, non-current	2	270
Deposit for non-current assets	41,428	224,529
Other non-current assets	204	633
Land use right	34,951
Total non-current assets	786,080	476,797
Total assets	1,127,543	805,713
Current liabilities:
Short-term loans	59,820	22,734
Deferred revenue	27,095	21,744
Accrued expenses and other liabilities	54,516	106,459
Customer’s refundable fees	10,986	18,295
Income tax payable	1,325	199
Intercompany payable to the non PRC Domestic Entities	431,770	356,423
Total current liabilities	585,512	525,854
Non-current liabilities:
Long-term loans	55,958	65,190
Other non-current liabilities	37,936
Deferred tax liabilities, non-current	51,227
Total non-current liabilities	145,121	65,190
Total liabilities	730,633	591,044
Net assets	$ 396,910	$ 214,669